Offsets	Aug. 05, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Essex Property Trust, Inc.
Form or Filing Type	S-3
File Number	333-259777
Initial Filing Date	Sep. 24, 2021
Fee Offset Claimed	$ 98,190.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 90,000,000,000.00
Termination / Withdrawal Statement	(2) Essex Property Trust, Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $900,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $900,000,000, offered by means of a prospectus supplement dated September 24, 2021 (the "Prior Prospectus Supplement") and an accompanying prospectus dated September 24, 2021 pursuant to a Registration Statement on Form S-3 (Registration No. 333-259777) filed on September 24, 2021. Shares of common stock having a proposed maximum offering price of $900,000,000 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $98,190.00 of the registration fees that were paid with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $132,840.00 due for this offering. The remaining balance of the registration fee, $34,650, has been paid in connection with the filing of the Current Prospectus Supplement. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Essex Property Trust, Inc.
Form or Filing Type	S-3
File Number	333-259777
Filing Date	Sep. 24, 2021
Fee Paid with Fee Offset Source	$ 98,190.00